INCOME TAXES - Tax Effect of Major Items Recorded as Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax loss carryforwards	$ 2,973	$ 2,924
Provisions	991	1,004
Research and development tax credits	173	172
Scientific Research and Experimental Development pool	52	55
Tax credit carryforwards	14	20
Deferred revenue	3	9
Prepaid expenses	26	27
Share-based compensation	17	16
Other	38	24
Total deferred tax assets	4,287	4,251
Less valuation allowance	(2,222)	(2,252)
Deferred tax assets net of valuation allowance	2,065	1,999
Deferred tax liabilities:
Intangible assets	188	228
Plant, equipment and technology	44	89
Outside basis differences	110	71
Unrealized FX on U.S. dollar debt and other financing cost	0	2
Total deferred tax liabilities	342	390
Net deferred tax asset	$ 1,723	$ 1,609